Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Recovery of Erroneously Awarded Compensation Disclosure [Line Items]
Erroneous Compensation Analysis [Text Block]

Under the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”), in the event of misconduct that results in a financial restatement that would have reduced a previously paid incentive amount, we can recoup those improper payments from our Chief Executive Officer and Chief Financial Officer (if any). The SEC also recently adopted rules which direct national stock exchanges to require listed companies to implement policies intended to recoup bonuses paid to executives if the company is found to have misstated its financial results. Additionally, on November 8, 2023, the board of directors of the Company adopted a Policy for the Recovery of Erroneously Awarded Incentive-Based Compensation (the “Clawback Policy”), to comply with the final clawback rules adopted by the U.S. Securities and Exchange Commission under Section 10D and Rule 10D-1 of the Securities Exchange Act of 1934, as amended (“Rule 10D-1”), and the listing standards, as set forth in the New York Stock Exchange Listed Company Manual (the “NYSE Rules” and, together with Rule 10D-1, the “Final Clawback Rules”). The Clawback Policy provides for the mandatory recovery of erroneously awarded incentive compensation from current and former officers of the Company as defined in Rule 10D-1 (“Covered Officers”) in the event the Company is required to prepare an accounting restatement as specified in the Clawback Policy. Under the Clawback Policy, the board of directors may recoup from the Covered Officers erroneously awarded incentive compensation received within a lookback period of the three completed fiscal years preceding the date on which the Company is required to prepare an accounting restatement. The Clawback Policy was effective as of October 2, 2023.

As previously disclosed in the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on March 25, 2025, in connection with the preparation of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, the Company concluded that in prior years it had not appropriately accounted for the depletion expense related to its oil and gas properties. These errors led to an overstatement of depletion expense during the impacted periods.

On March 28, 2025, the Audit Committee of the Company’s board of directors, after discussion with senior management and the Company’s independent registered public accountants, concluded that the errors were material to the (i) audited consolidated financial statements as of and for the fiscal year ended December 31, 2023, originally included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (the “2023 10-K”), and (ii) audited consolidated financial statements as of and for the fiscal year ended December 31, 2022, originally included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 (the “2022 10-K”)(collectively, the “Form 10-Ks” and the “Prior Financial Statements”) and that the Prior Financial Statements as of and for the fiscal years ended December 31, 2023 and December 31, 2022, included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023, should no longer be relied upon due to the impact of the unintentional error noted above.

The 2024 annual report includes restated Consolidated Financial Statements as of and for the years ended December 31, 2023 and 2022, addressing the errors noted above.

The Company determined that the restatement described above would not result in the recoupment of any compensation because none of the Company’s prior incentive compensation was based on the achievement of any specific net income or other milestones which were affected by the restatement, and because the restatement resulted in an overall increase in net income in the affected periods. Accordingly, the restatement did not impact the Company’s executive compensation payments and the Company determined that there were no payments required to be pursued under the Company’s Policy for the Recovery of Erroneously Awarded Incentive-Based Compensation.